Other Finance Expense - Summary of Other Finance Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Income Statement [Abstract]
Bank fees, charges	$ 151	$ 119	$ 241	$ 191
Guarantee costs	140	158	282	318
Commitment fees	(3)	51	103	121
Total other finance expense	$ 288	$ 328	$ 626	$ 630